Schedule H, Line 4(i) (Tables)	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Table Text Block]
	(b)	(c)			(e)
	Identity of issue, borrower,	Description of investment, including maturity date,		(d)	Current
(a)	lessor or similar party	rate of interest, collateral, par or maturity value		Cost	value
*	Principal Life Insurance Company	Insurance Company General	Prin Fixed Inc Guar Option	**	$505,103

	Eagle Financial Services, Inc.	Registered investment company	Carillon Eagle MidCaGwth R6 Fd	**	39,615
	Legg Mason	Registered investment company	Clearbridge Intl Grwth I Fd	**	110,601
	Columbia Funds	Registered investment company	Columbia Div Income I2 Fund	**	118,231
	PIMCO Funds	Registered investment company	PIMCO DIV INC INST FD	**	37,994
	PIMCO Funds	Registered investment company	PIMCO Low Dur Income Inst Fd	**	313,985
*	Principal Funds Inc	Registered investment company	Prin Real Estate Secs Inst Fd	**	186,054
*	Principal Funds Inc	Registered investment company	Princ SmallCap Growth I R6 Fd	**	49,712
*	Principal Funds Inc	Registered investment company	Principal Blue Chip R6 Fund	**	977,709
	SEI Trust Company	Registered investment company	Allspring Spec Sm Cp Value R6	**	24,268
	Vanguard Group	Registered investment company	Vanguard Growth Index Adm Fund	**	1,149,459
	Vanguard Group	Registered investment company	Vanguard Int-Tm Bd Idx Adm Fd	**	103,946
	Vanguard Group	Registered investment company	Vanguard Long Trm Trea Idx Adm	**	217,749
	Vanguard Group	Registered investment company	Vanguard Mid Cap Index Adm Fd	**	993,470
	Vanguard Group	Registered investment company	Vanguard Short-Trm Trsy Adm Fd	**	216,266
	Vanguard Group	Registered investment company	Vanguard Sm Cap Index Adm Fund	**	587,634
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt Inc Inv Fund	**	134,047
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2020 Inv Fund	**	40,136
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2025 Inv Fund	**	1,025,161
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2030 Inv Fund	**	1,113,302
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2035 Inv Fund	**	1,276,542
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2040 Inv Fund	**	1,150,296
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2045 Inv Fund	**	2,114,375
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2050 Inv Fund	**	1,493,463
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2055 Inv Fund	**	1,109,941
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2060 Inv Fund	**	382,629
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2065 Inv Fund	**	309,439
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2070 Inv Fund	**	26,241
	Vanguard Group	Registered investment company	Vanguard Value Index Adm Fund	**	634,041
	Vanguard Group	Registered investment company	Vanguard 500 Index Admiral Fd	**	3,180,654
	Vanguard Group	Registered investment company	Vgd Infl-Prot Sec Adm Fund	**	1,565
	Vanguard Group	Registered investment company	Vgd Ttl Intl Stk Idx Adm Fd	**	276,075
	Victory Funds	Registered investment company	Victory Sycamore Est Val I Fd	**	102,565

*	First Northwest Bancorp	Employer Security	First Northwest Bancorp	**	260,369

*	Participant loans	Various maturity dates through April 2041; Interest rates 4.25% - 9.50%		—	345,027

	Total assets at period end				$20,607,664

*	Indicates party-in-interest.
**	Information is not required as investments are participant directed.